Note 15 - Mining Interests	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of exploration and evaluation assets [text block]
15.
MINING INTERESTS

Mining interests primarily consist of acquisition, development and exploration costs directly related to the Company’s operations and projects. Upon commencement of commercial production, mining interests for producing properties are depleted on a units-of-production basis over the estimated economic life of the mine. In applying the units of production method, depletion is determined using quantity of material extracted from the mine in the period as a portion of total quantity of material, based on reserves and resources, considered to be highly probable to be economically extracted over the life of mine plan.

The Company’s mining interests are comprised of the following:

	December 31, 2019	December 31, 2018
Producing properties	$367,348	$353,651
Exploration properties (non-depletable)	96,043	81,962
	$463,391	$435,613

Producing properties are allocated as follows:

Producing properties	San Dimas	Santa Elena	La Encantada	La Parrilla	Del Toro	San Martin	La Guitarra	Total
Cost
At December 31, 2017	$—	$36,371	$88,627	$155,351	$104,635	$90,955	$106,691	$582,630
Additions	11,030	7,609	5,787	8,336	6,241	3,988	2,686	45,677
Acquisition of Primero (Note 4)	178,183	—	—	—	—	—	—	178,183
Change in decommissioning liabilities (Note 22)	4,092	(633)	3,122	—	—	—	—	6,581
Transfer from exploration properties	—	1,694	1,900	—	—	—	—	3,594
At December 31, 2018	$193,305	$45,041	$99,436	$163,687	$110,876	$94,943	$109,377	$816,665
Additions	24,596	6,813	5,995	5,262	1,735	2,091	—	46,492
Change in decommissioning liabilities (Note 22)	301	2,338	500	696	945	4,051	469	9,300
Transfer from exploration properties	2,456	7,462	5,659	—	—	—	—	15,577
At December 31, 2019	$220,658	$61,654	$111,590	$169,645	$113,556	$101,085	$109,846	$888,034
Accumulated depletion, amortization and impairment
At December 31, 2017	$—	$(7,639)	$(55,564)	$(62,144)	$(67,154)	$(40,317)	$(62,594)	$(295,412)
Depletion and amortization	(10,871)	(3,955)	(4,308)	(16,470)	(4,850)	(4,220)	(3,102)	(47,776)
Impairment (Note 18)	—	—	—	(67,901)	(29,271)	—	(22,654)	(119,826)
At December 31, 2018	$(10,871)	$(11,594)	$(59,872)	$(146,515)	$(101,275)	$(44,537)	$(88,350)	$(463,014)
Depletion and amortization	(16,354)	(5,014)	(6,025)	(3,065)	(1,152)	(3,460)	—	(35,070)
Impairment (Note 18)	—	—	(22,602)	—	—	—	—	(22,602)
At December 31, 2019	$(27,225)	$(16,608)	$(88,499)	$(149,580)	$(102,427)	$(47,997)	$(88,350)	$(520,686)

Carrying values
At December 31, 2018	$182,434	$33,447	$39,564	$17,172	$9,601	$50,406	$21,027	$353,651
At December 31, 2019	$193,433	$45,046	$23,091	$20,065	$11,129	$53,088	$21,496	$367,348

Exploration properties are allocated as follows:

Exploration properties	San Dimas	Santa Elena	La Encantada	La Parrilla	Del Toro	San Martin	La Guitarra	Other	Total
Cost
At December 31, 2017	$—	$7,777	$5,221	$13,982	$10,117	$9,599	$10,385	$29,847	$86,928
Exploration and evaluation expenditures	3,705	8,233	2,339	3,291	2,363	2,939	1,337	3,593	27,800
Impairment	—	—	—	(13,787)	(9,398)	—	(5,987)	—	(29,172)
Transfer to producing properties	—	(1,694)	(1,900)	—	—	—	—	—	(3,594)
At December 31, 2018	$3,705	$14,316	$5,660	$3,486	$3,082	$12,538	$5,735	$33,440	$81,962
Exploration and evaluation expenditures	7,450	11,738	2,164	3,862	2,484	1,751	—	1,032	30,481
Change in decommissioning liabilities (Note 22)	—	—	—	—	—	—	—	238	238
Impairment (Note 18)	—	—	(1,061)	—	—	—	—	—	(1,061)
Transfer to producing properties	(2,456)	(7,462)	(5,659)	—	—	—	—	—	(15,577)
At December 31, 2019	$8,699	$18,592	$1,104	$7,348	$5,566	$14,289	$5,735	$34,710	$96,043

(a)	San Dimas Silver/Gold Mine, Durango State

The San Dimas Mine has a gold and silver streaming agreement with WPMI which entitles WPMI to receive
25%
of the gold equivalent production (based on a fixed exchange ratio of
70
silver ounces to
1
gold ounce) at San Dimas in exchange for ongoing payments equal to the lesser of
$600
(subject to a
1%
annual inflation adjustment commencing in
May 2019)
and the prevailing market price, for each gold equivalent ounce delivered under the New Stream Agreement.

(b)	Santa Elena Silver/Gold Mine, Sonora State

The Santa Elena Mine has a gold streaming agreement with Sandstorm, which requires the mine to sell
20%
of its life of mine gold production from its leach pad and a designated area of its underground operations to Sandstorm. The selling price to Sandstorm is the lesser of
$450
per ounce, subject to a
1%
annual inflation increase commencing in
April 2018,
and the prevailing market price.

In
December 2016,
the Company entered into an option agreement with Compania Minera Dolores, S.A. de C.V., a subsidiary of Pan American Silver Corp., to acquire the Los Hernandez Property, consisting of
5,802
hectares of mining concessions north of the Santa Elena mine. In exchange, First Majestic has agreed to incur
$1.6
million in exploration costs on the property over
four
years, grant a
2.5%
NSR royalty on the related concessions, and to pay
$1.4
million in option payments, of which
$0.7
million has been paid and the remaining balance of
$0.7
million is due in
December 2020.
As at
December 31, 2019,
the Company has incurred
$0.9
million in exploration costs on the property.